Taxation - Income Tax Expense - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting and taxable income
Deferred tax		€ 58,275	€ (21,189)	€ (149,444)
Current tax		110,184	152,625	183,852
Total income tax expense		€ 168,459	€ 131,436	34,408
Impact recorded in income tax expense due to change in tax rate				(171,169)
United States
Reconciliation of accounting and taxable income
Tax rate (as a percent)	35.00%	21.00%
Impact recorded in income tax expense due to change in tax rate				€ 171,000